Stock-Based Compensation (Schedule of Warrants Outstanding and Exercisable) (Details) (Warrant [Member], USD $)	12 Months Ended
Mar. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	61,194,343
Number Exercisable	60,297,010
$ 0.19 - $ 0.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 0.19
Exercise Price, maximum	$ 0.20
Number Outstanding	2,437,574
Weighted-Average Remaining Contractual Life (Years)	4 years 3 months 18 days
Weighted-Average Exercise Price	$ 0.20
Number Exercisable	2,437,574
Weighted-Average Exercise Price	$ 0.20
$ 0.21 - $ 0.37 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 0.21
Exercise Price, maximum	$ 0.37
Number Outstanding	20,980,838
Weighted-Average Remaining Contractual Life (Years)	4 years 6 months
Weighted-Average Exercise Price	$ 0.37
Number Exercisable	20,980,838
Weighted-Average Exercise Price	$ 0.37
$ 0.38 - $ 0.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 0.38
Exercise Price, maximum	$ 0.69
Number Outstanding	10,932,429
Weighted-Average Remaining Contractual Life (Years)	3 years
Weighted-Average Exercise Price	$ 0.67
Number Exercisable	10,035,929
Weighted-Average Exercise Price	$ 0.69
$ 0.70 - $ 0.92 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 0.70
Exercise Price, maximum	$ 0.92
Number Outstanding	21,431,557
Weighted-Average Remaining Contractual Life (Years)	1 year 8 months 12 days
Weighted-Average Exercise Price	$ 0.77
Number Exercisable	21,431,557
Weighted-Average Exercise Price	$ 0.77
$ 0.93 - $ 10.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	$ 0.93
Exercise Price, maximum	$ 10.80
Number Outstanding	5,411,945
Weighted-Average Remaining Contractual Life (Years)	10 months 24 days
Weighted-Average Exercise Price	$ 3.53
Number Exercisable	5,411,112
Weighted-Average Exercise Price	$ 3.53